Organization (Details)		6 Months Ended
	May 30, 2023	Jun. 30, 2025
Windsor Holdings Co., Ltd. [Member]
Organization [Line Items]
Percentage of equity interests	100.00%
Hainan Senhan [Member]
Organization [Line Items]
Percentage of equity interests		58.689%
Jilin Zhengye [Member]
Organization [Line Items]
Percentage of equity interests		25.1524%